Fees Summary	Jun. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,201,000
Previously Paid Amount	0.00
Total Fee Amount	183.87
Total Offset Amount	0.00
Net Fee	183.87
Narrative - Max Aggregate Offering Price	$ 1,201,000
Final Prospectus	true